UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity - Equity Funds 67.5%
DWS Capital Growth Fund "Institutional"	11,277	519,762
DWS Commodity Securities Fund "Institutional"	26,573	97,789
DWS Communications Fund "Institutional"	4,743	69,385
DWS Disciplined Market Neutral Fund "Institutional"	487	4,597
DWS Diversified International Equity Fund "Institutional"	259,320	1,721,884
DWS Dreman Mid Cap Value Fund "Institutional"	11,541	105,712
DWS Dreman Small Cap Value Fund "Institutional"	13,884	416,946
DWS Emerging Markets Equity Fund "Institutional"	47,349	788,362
DWS Equity 500 Index Portfolio "Institutional"	12,199	1,519,932
DWS Europe Equity Fund "Institutional"	19,816	472,210
DWS Global Opportunities Fund "Institutional"	6,088	185,738
DWS Global Thematic Fund "Institutional"	7,972	165,575
DWS Gold & Precious Metals Fund "Institutional"	2,350	49,296

DWS Growth & Income Fund "Institutional"	50,745	721,589
DWS Health Care Fund "Institutional"	21,174	485,936
DWS International Fund "Institutional"	13,533	615,873
DWS International Value Opportunities Fund "Institutional"	24,689	217,511
DWS Large Cap Value Fund "Institutional"	60,625	968,179
DWS Large Company Growth Fund "Institutional"	5,697	139,408
DWS Mid Cap Growth Fund "Institutional"	126	1,340
DWS RREEF Global Real Estate Securities Fund "Institutional"	22,355	160,512
DWS RREEF Real Estate Securities Fund "Institutional"	10,976	145,980
DWS S&P 500 Plus Fund "S"	91,303	1,006,162
DWS Small Cap Core Fund "S"	54,478	722,384
DWS Small Cap Growth Fund "Institutional"	18,081	275,197
DWS Strategic Value Fund "Institutional"	27,155	789,672
DWS Technology Fund "Institutional"	94,466	1,058,963

Total Equity - Equity Funds (Cost $11,881,826)		13,425,894
Equity - Exchange-Traded Funds 28.5%
Consumer Discretionary Select Sector SPDR Fund	15,505	443,753
Consumer Staples Select Sector SPDR Fund	14,060	377,370
Energy Select Sector SPDR Fund	7,432	422,286
Financial Select Sector SPDR Fund	45,923	674,150
Industrial Select Sector SPDR Fund	17,502	481,480
iShares MSCI Australia Index Fund	16,299	380,256
iShares MSCI Canada Index Fund	9,581	248,435
iShares MSCI EAFE Small Cap Index Fund	10,482	374,417
iShares MSCI France Index Fund	1,592	41,169
iShares MSCI Germany Index Fund	13,231	297,698
iShares MSCI Japan Index Fund	44,324	423,294
iShares MSCI Netherlands Investable Market Index Fund	249	5,027
iShares MSCI Switzerland Index Fund	282	6,229
iShares MSCI United Kingdom Index Fund	77,791	1,265,660
Materials Select Sector SPDR Trust	3,562	115,943
Utilities Select Sector SPDR Fund	4,094	121,797

Total Equity - Exchange-Traded Funds (Cost $5,214,336)		5,678,964
Fixed Income - Bond Funds 1.9%
DWS Core Fixed Income Fund "Institutional"	1,081	9,859
DWS Emerging Markets Fixed Income Fund "Institutional"	18,305	190,004
DWS Floating Rate Plus Fund "Institutional"	1,136	10,017
DWS Global Bond Fund "S"	166	1,782
DWS GNMA Fund "Institutional"	1,278	19,610
DWS High Income Fund "Institutional"	20,988	94,448
DWS Short Duration Plus Fund "Institutional"	3,066	29,062
DWS US Bond Index Fund "Institutional"	1,252	13,294

Total Fixed Income - Bond Funds (Cost $360,276)		368,076
Fixed Income - Money Market Fund 1.7%
Central Cash Management Fund (Cost $342,513)	342,513	342,513

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $17,798,951) †	99.6	19,815,447
Other Assets and Liabilities, Net	0.4	79,232

Net Assets	100.0	19,894,679

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $18,096,567. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,718,880. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,029,419 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $310,539.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$13,425,894	$—	$—	$13,425,894
Exchange-Traded Funds	5,678,964	—	—	5,678,964
Bond Funds	368,076	—	—	368,076
Money Market Funds	342,513	—	—	342,513
Total	$19,815,447	$—	$—	$19,815,447

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010